Related Party Transactions And Balances (Details) - Schedule of Transactions with Related Parties - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Mofy Filming (Hainan) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenue earned from related parties			$ 1,439,596
Moxing Shangxing (Beijing) Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue earned from related parties			1,208,397
Related Party [Member]
Related Party Transaction [Line Items]
Revenue earned from related parties			2,647,993
Lianyungang Zongteng Film Studio [Member]
Related Party Transaction [Line Items]
Service fees charged by related party			$ 10,808